Shareholder' s Equity - Additional Information (Detail) - $ / shares	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jan. 24, 2020
Class of Stock [Line Items]
Preferred shares authorised	1,000,000	1,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred shares issued	0	0
Preferred stock, shares outstanding	0	0
Percentage of the common stock outstanding when common stock is converted from class to another	20.00%	20.00%
Share price	$ 9.20	$ 9.20
Public Warrants
Class of Stock [Line Items]
Term of warrants	5 years	5 years
Private Warrant
Class of Stock [Line Items]
Warrant instrument redemption threshold consecutive trading days		20 days
Share price		$ 12.00
Minimum lock In period required for warrant exercise from the date of business combination	30 days	365 days
Number of days for a particular event to get over for determining trading period		150 days
Minimum
Class of Stock [Line Items]
Class of warrants, exercise price adjustment percentage	115.00%	115.00%
Maximum
Class of Stock [Line Items]
Class of warrants, exercise price adjustment percentage	180.00%	180.00%
Event Triggering Warrant Redemption When The Share Issue Price Is Less Than The Threshold
Class of Stock [Line Items]
Percentage of capital raised for business combination to total equity proceeds	60.00%		60.00%
Number of trading days for determining volume weighted average share price	20 days	20 days
Share Trigger Price One
Class of Stock [Line Items]
Warrant instrument redemption threshold consecutive trading days	30 days	20 days
Warrant instrument redemption threshold trading days	20 days	30 days
Share Trigger Price One | Public Warrants
Class of Stock [Line Items]
Class of warrants redemption notice period	30 days	30 days
Class of warrants redemption price per unit	$ 0.01	$ 0.01
Share Trigger Price Two | Public Warrants
Class of Stock [Line Items]
Class of warrants redemption notice period	30 days
Class of warrants redemption price per unit	$ 0.10	$ 0.10
Class A ordinary shares
Class of Stock [Line Items]
Common stock, shares authorized	400,000,000	400,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock shares issued	9,091,005	10,703,014
Common stock, shares outstanding	9,091,005	10,703,014
Temporary Equity, shares outstanding	63,358,995	61,746,986
Common stock description of voting rights	One vote for each share	one vote for each share
Class A ordinary shares | Share Trigger Price One
Class of Stock [Line Items]
Share redemption trigger price per share	$ 18.00	$ 18.00
Class A ordinary shares | Share Trigger Price Two
Class of Stock [Line Items]
Share redemption trigger price per share	$ 10.00	$ 10.00
Class B ordinary shares
Class of Stock [Line Items]
Common stock, shares authorized	50,000,000	50,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock shares issued	18,112,500	18,112,500
Common stock, shares outstanding	18,112,500	18,112,500
Common stock description of voting rights	One vote for each share.	one vote for each share